Selected Quarterly Financial Data (unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Summary of selected financial data
Total revenue	$ 1,726,032	$ 2,559,864	$ 1,898,887	$ 1,215,127	$ 287,851	$ 9,784	$ 1,129		$ 7,399,910	$ 298,764
Net income (loss) allocable to Limited Partners	$ (145,004)	$ 372,374	$ (250,088)	$ (150,748)	$ (310,274)	$ (389,790)	$ (159,411)		$ (173,466)	$ (859,475)
Weighted average number of limited partnership interests outstanding (in shares)	23,982.31	19,314.82	12,652.66	9,062.09	6,075.97	2,589.39	1,687.56		16,301.74	3,940.39
Net income attributable to Limited Partners per weighted average number of limited partnership interests outstanding (in dollars per share)	$ (6.05)	$ 19.28	$ (19.77)	$ (16.64)	$ (51.07)	$ (150.53)	$ (94.46)		$ (10.64)	$ (218.12)